Income Taxes	6 Months Ended
Jun. 30, 2025
Income Tax Disclosure [Abstract]
Income Taxes
12.	Income Taxes
The Company is incorporated in the Marshall Islands where the laws do not impose tax on international shipping income. However, the Company is subject to registration and tonnage taxes in the country in which the vessel is registered and managed from, which have been included in vessel operating expenses in the accompanying unaudited interim condensed consolidated statements of operations.